CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Cash Flows from Operating Activities:
Net loss for the period	$ (3,065,851)	$ (8,754,687)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	146,255	4,416,820
Depreciation	11,574	1,197
Gain on marketable equity securities	(12,456)	0
Accretion of convertible notes	0	2,634,520
Changes in non-cash working capital:
Net increase in receivables, deposits and advances	(159,165)	(423,096)
Net increase (decrease) in payables and accrued expenses	(1,968,964)	23,624
Net cash used in operating activities	(5,048,607)	(2,101,622)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	(18,109)	(2,840)
Net cash used in investing activities	(18,109)	(2,840)
Cash Flows from Financing Activities:
Proceeds from the issuance of common shares	0	397,375
Net cash provided by financing activities	0	397,375
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(5,066,716)	(1,707,087)
Cash and cash equivalents - beginning of period	137,672,718	35,747,049
Cash and cash equivalents - end of period	132,606,002	34,039,962
Supplemental Cash Flow Information:
Cash paid for income taxes	$ 725,615	$ 0